Transactions with Related Parties and Affiliates - Balance due from Navios Europe I and Navios Europe II (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Feb. 18, 2015	Dec. 18, 2013	Oct. 09, 2013
Long- term debt	$ 475,017			$ 555,007
Investment in affiliates	1,192		$ 1,257	$ 1,340
Loans receivable from affiliates	$ 11,403		2,422
Navios Europe I
Ownership percentage	5.00%							5.00%
Navios Europe II
Ownership percentage	5.00%					5.00%
Navios Europe I
Investment in affiliates	$ 639		640
Navios Europe II
Investment in affiliates	552		616
Navios Holdings | Navios Europe I
Ownership percentage								47.50%
Navios Holdings | Navios Europe II
Ownership percentage						47.50%
Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe I
Revolving loan facility maximum borrowing capacity							$ 24,100
Available amount of loan facility	4,800
Navios Revolving Loans I | Navios Europe I
Loans receivable from affiliates	1,050		750
Accrued interest income	$ 389		310
Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II
Revolving loan facility maximum borrowing capacity						$ 43,500
Preferred distribution percentage	18.00%
Available amount of loan facility	$ 15,005
Increase in available amount of loan facility		$ 14,000
Navios Revolving Loans II | Navios Europe II
Loans receivable from affiliates	9,770		1,221
Accrued interest income	$ 760		288
Navios Term Loans I | Navios Europe I
Preferred distribution percentage	12.70%
Navios Term Loans I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe I
Long- term debt	$ 10,000						$ 10,000
Navios Term Loans I | Navios Europe I
Investment in affiliates	500
Accrued interest income	282		235
Navios Term Loans II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II
Long- term debt					$ 14,000
Navios Term Loans II | Navios Europe II
Investment in affiliates	700
Accrued interest income	$ 301		$ 216